UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 17 of its series, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Core Bond Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderated Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio. Each series had a May 31 fiscal year end.

Date of reporting period: August 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Growth Balanced Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name	Value
Investment Companies : 98.98%
Affiliated Master Portfolios : 98.98%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$12,858,595
Wells Fargo Advantage Core Bond Portfolio	16,761,358
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	38,750,766
Wells Fargo Advantage Emerging Growth Portfolio	3,896,638
Wells Fargo Advantage Index Portfolio	38,536,623
Wells Fargo Advantage Inflation-Protected Bond Portfolio	8,332,250
Wells Fargo Advantage International Growth Portfolio	11,469,149
Wells Fargo Advantage International Value Portfolio	11,444,622
Wells Fargo Advantage Large Company Value Portfolio	25,669,341
Wells Fargo Advantage Managed Fixed Income Portfolio	58,654,312
Wells Fargo Advantage Small Company Growth Portfolio	3,849,303
Wells Fargo Advantage Small Company Value Portfolio	7,641,915
Total Investment Companies (Cost $222,357,082)	237,864,872

		Yield	Maturity date	Principal
Short-Term Investments : 1.25%
U.S. Treasury Securities : 1.25%
U.S. Treasury Bill (z)#		0.04%	9-5-2013	$3,000,000	2,999,993

Total Short-Term Investments (Cost $2,999,993)					2,999,993

Total investments in securities (Cost $225,357,075)*	100.23%				240,864,865
Other assets and liabilities, net	(0.23)				(562,270)

Total net assets	100.00%				$240,302,595

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $226,860,481 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,004,384
Gross unrealized depreciation	0

Net unrealized appreciation	$14,004,384

1

Wells Fargo Advantage Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$0	$237,864,872	$0	$237,864,872
Short-term investments
U.S. Treasury securities	0	2,999,993	0	2,999,993

	$0	$240,864,865	$0	$240,864,865

As of August 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$229,487	$0	$0	$229,487

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of August 31, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2013, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized gains (losses)
9-19-2013	88 Long	S&P 500 Index	$35,888,600	$600,798
12-19-2013	275 Short	30-Year U.S. Treasury Bonds	36,274,219	(371,311)

Wells Fargo Advantage Moderate Balanced Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name					Value
Investment Companies : 99.25%
Affiliated Master Portfolios : 99.25%
Wells Fargo Advantage C&B Large Cap Value Portfolio					$5,380,979
Wells Fargo Advantage Core Bond Portfolio					14,733,148
Wells Fargo Advantage Diversified Large Cap Growth Portfolio					16,235,909
Wells Fargo Advantage Emerging Growth Portfolio					1,638,240
Wells Fargo Advantage Index Portfolio					16,137,733
Wells Fargo Advantage Inflation-Protected Bond Portfolio					7,317,217
Wells Fargo Advantage International Growth Portfolio					4,804,195
Wells Fargo Advantage International Value Portfolio					4,810,262
Wells Fargo Advantage Large Company Value Portfolio					10,736,274
Wells Fargo Advantage Managed Fixed Income Portfolio					51,538,184
Wells Fargo Advantage Small Company Growth Portfolio					1,615,884
Wells Fargo Advantage Small Company Value Portfolio					3,196,713
Wells Fargo Advantage Stable Income Portfolio					24,537,070

Total Investment Companies (Cost $155,241,098)					162,681,808

		Yield	Maturity date	Principal
Short-Term Investments : 0.79%
U.S. Treasury Securities : 0.79%
U.S. Treasury Bill #(z)		0.02%	9-5-2013	$1,300,000	1,299,997

Total Short-Term Investments (Cost $1,299,997)					1,299,997

Total investments in securities (Cost $156,541,095)*	100.04%				163,981,805
Other assets and liabilities, net	(0.04)				(69,724)

Total net assets	100.00%				$163,912,081

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $155,942,517 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,970,675
Gross unrealized depreciation	(931,387)

Net unrealized appreciation	$8,039,288

1

Wells Fargo Advantage Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$0	$162,681,808	$0	$162,681,808
Short-term investments
U.S. Treasury securities	0	1,299,997	0	1,299,997

	$0	$163,981,805	$0	$163,981,805

As of August 31, 2013, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$100,507	$0	$0	$100,507

+	Futures contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of August 31, 2013, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2013, the Fund had long and short futures contracts outstanding as follows:

			Contract
			value at	Unrealized
Expiration date	Contracts	Type	August 31, 2013	gains (losses)
9-19-2013	40 Long	S&P 500 Index	$16,313,000	$266,083
12-19-2013	124 Short	30-Year U.S. Treasury Bonds	16,356,375	(165,576)

Wells Fargo Advantage C&B Large Cap Value Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Value
Investment Companies : 99.95%
Affiliated Master Portfolios : 99.95%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$281,049,627

Total Investment Companies (Cost $209,043,149)		281,049,627

Total investments in securities (Cost $209,043,149)*	99.95%	281,049,627
Other assets and liabilities, net	0.05	133,913

Total net assets	100.00%	$281,183,540

*	Cost for federal income tax purposes is $216,490,602 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$64,559,025
Gross unrealized depreciation	0

Net unrealized appreciation	$64,559,025

1

Wells Fargo Advantage C&B large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Equity Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.06%
Affiliated Master Portfolios : 100.06%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$30,721,634
Wells Fargo Advantage Diversified Large Cap Growth Portfolio		92,499,554
Wells Fargo Advantage Emerging Growth Portfolio		9,289,137
Wells Fargo Advantage Index Portfolio		92,082,345
Wells Fargo Advantage International Growth Portfolio		27,247,961
Wells Fargo Advantage International Value Portfolio		27,257,054
Wells Fargo Advantage Large Company Value Portfolio		61,348,071
Wells Fargo Advantage Small Company Growth Portfolio		9,190,402
Wells Fargo Advantage Small Company Value Portfolio		18,192,596

Total Investment Companies (Cost $322,816,523)		367,828,754

Total investments in securities (Cost $322,816,523)*	100.06%	367,828,754
Other assets and liabilities, net	(0.06)	(217,352)

Total net assets	100.00%	$367,611,402

*	Cost for federal income tax purposes is $289,630,437 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$88,272,853
Gross unrealized depreciation	(10,074,536)

Net unrealized appreciation	$78,198,317

1

Wells Fargo Advantage Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Growth Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Value
Investment Companies : 99.99%
Affiliated Master Portfolios : 99.99%
Wells Fargo Advantage Emerging Growth Portfolio		$1,028,245,058

Total Investment Companies (Cost $744,404,223)		1,028,245,058

Total investments in securities (Cost $744,404,223) *	99.99%	1,028,245,058
Other assets and liabilities, net	0.01	86,584

Total net assets	100.00%	$1,028,331,642

*	Cost for federal income tax purposes is $743,049,779 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$285,195,279
Gross unrealized depreciation	0

Net unrealized appreciation	$285,195,279

1

Wells Fargo Advantage Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.01%
Affiliated Master Portfolios : 100.01%
Wells Fargo Advantage Index Portfolio		$2,440,613,991

Total Investment Companies (Cost $1,436,549,735)		2,440,613,991

Total investments in securities (Cost $1,436,549,735)*	100.01%	2,440,613,991
Other assets and liabilities, net	(0.01)	(199,635)

Total net assets	100.00%	$2,440,414,356

*	Cost for federal income tax purposes is $1,347,576,749 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,273,367,755
Gross unrealized depreciation	(180,330,513)

Net unrealized appreciation	$1,093,037,242

1

Wells Fargo Advantage Index Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage International Value Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Value
Investment Companies : 99.99%
Affiliated Master Portfolios : 99.99%
Wells Fargo Advantage International Value Portfolio		$384,662,555
Total Investment Companies (Cost $396,243,722)		384,662,555

Total investments in securities (Cost $396,243,722)*	99.99%	384,662,555
Other assets and liabilities, net	0.01	50,156

Total net assets	100.00%	$384,712,711

*	Cost for federal income tax purposes is $406,042,154 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(21,379,599)

Net unrealized depreciation	$(21,379,599)

1

Wells Fargo Advantage International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Value
Investment Companies : 99.82%
Affiliated Master Portfolios : 99.82%
Wells Fargo Advantage Small Company Growth Portfolio		$193,767,844
Total Investment Companies (Cost $189,727,073)		193,767,844

Total investments in securities (Cost $189,727,073)*	99.82%	193,767,844
Other assets and liabilities, net	0.18	342,522

Total net assets	100.00%	$194,110,366

*	Cost for federal income tax purposes is $189,464,919 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,147,237
Gross unrealized depreciation	(844,312)

Net unrealized appreciation	$4,302,925

1

Wells Fargo Advantage Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used for valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Value Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Value
Investment Companies : 101.08%
Affiliated Master Portfolios : 101.08%
Wells Fargo Advantage Small Company Value Portfolio		$97,407,123
Total Investment Companies (Cost $81,143,495)		97,407,123

Total investments in securities (Cost $81,143,495)*	101.08%	97,407,123
Other assets and liabilities, net	(1.08)	(1,043,179)

Total net assets	100.00%	$96,363,944

*	Cost for federal income tax purposes is $87,191,055 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,216,068
Gross unrealized depreciation	0

Net unrealized appreciation	$10,216,068

1

Wells Fargo Advantage Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Value
Investment Companies : 100.10%
Affiliated Master Portfolios : 100.10%
Wells Fargo Advantage Core Bond Portfolio		$2,598,812,409
Total Investment Companies (Cost $2,641,668,167)		2,598,812,409

Total investments in securities (Cost $2,641,668,167)*	100.10%	2,598,812,409
Other assets and liabilities, net	(0.10)	(2,696,082)

Total net assets	100.00%	$2,596,116,327

*	Cost for federal income tax purposes is $2,649,382,238 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$0
Gross unrealized depreciation	(50,569,829)

Net unrealized depreciation	$(50,569,829)

1

Wells Fargo Advantage Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2031 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Inflation-Protected Bond Fund	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Shares	Value
Investment Companies : 100.22%
Affiliated Master Portfolios : 100.22%
Wells Fargo Advantage Inflation-Protected Bond Portfolio			$40,786,390

Total Investment Companies (Cost $40,661,004)			40,786,390

Total investments in securities (Cost $40,661,004)*	100.22%		40,786,390
Other assets and liabilities, net	(0.22)		(90,804)

Total net assets	100.00%		$40,695,586

*	Cost for federal income tax purposes is $37,584,775 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,201,615
Gross unrealized depreciation	0

Net unrealized appreciation	$3,201,615

1

Wells Fargo Advantage Inflation-Protected Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Shares	Value
Investment Companies : 98.75%
Affiliated Master Portfolios : 21.68%
Wells Fargo Advantage Core Bond Portfolio			$116,449,700
Wells Fargo Advantage Emerging Growth Portfolio			5,832,151
Wells Fargo Advantage International Growth Portfolio			6,787,727
Wells Fargo Advantage Small Company Value Portfolio			5,660,812
			134,730,390

Alternative Investment Funds : 5.42%
AQR Managed Futures Strategy Fund		302,239	3,058,652
ING Global Real Estate Fund		620,254	10,761,406
PIMCO CommodityRealReturn Strategy Fund		2,901,414	16,770,175
The Arbitrage Fund		241,571	3,092,106
			33,682,339

International Equity Funds : 4.37%
DFA International Small Cap Value Portfolio		127,677	2,253,507
Dodge & Cox International Stock Fund		89,659	3,366,712
Oppenheimer Developing Markets Fund		83,837	2,818,607
T. Rowe Price International Discovery Fund		45,364	2,273,197
Templeton Institutional Foreign Equity Fund		163,482	3,398,799
Thornburg International Value Fund		352,748	10,222,624
Wells Fargo Advantage Emerging Markets Equity Fund (l)		137,340	2,834,699
			27,168,145

International Fixed Income Funds : 4.63%
Oppenheimer International Bond Fund		4,822,884	28,744,392
			28,744,392

U.S. Equity Funds : 11.05%
American Century Growth Fund		140,846	4,315,536
Eaton Vance Large Cap Value Fund		450,200	10,007,935
Invesco Growth And Income Fund		401,208	10,018,160
MFS Value Fund		665,544	19,939,700
Royce Pennsylvania Mutual Fund		427,920	5,691,333
T. Rowe Price Blue Chip Growth Fund		112,643	6,055,678
Wells Fargo Advantage Endeavor Select Fund (l)†		270,534	3,468,244
Wells Fargo Advantage Large Cap Growth Fund (l)		87,590	3,471,211
Wells Fargo Advantage Small Cap Value Fund (l)		161,012	5,675,679
			68,643,476

U.S. Fixed Income Funds : 51.60%
PIMCO High Yield Fund		3,106,546	29,294,728
Wells Fargo Advantage Government Securities Fund (l)		10,829,055	116,520,633
Wells Fargo Advantage Short Duration Government Bond Fund (l)		17,306,266	174,793,287
			320,608,648

Total Investment Companies (Cost $592,569,845)			613,577,390

	Yield
Short-Term Investments : 1.32%
Investment Companies : 0.18%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.09%	1,100,000	1,100,000

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 1.14%
U.S. Treasury Bill #(z)		0.01%	9-5-2013	$7,100,000	$7,099,983

Total Short-Term Investments (Cost $8,199,983)					8,199,983

Total investments in securities (Cost $600,769,828)*	100.07%				621,777,373
Other assets and liabilities, net	(0.07)				(438,521)

Total net assets	100.00%				$621,338,852

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $607,304,310 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,156,792
Gross unrealized depreciation	(15,683,729)

Net unrealized appreciation	$14,473,063

2

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio may be subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$478,847,000	$134,730,390	$0	$613,577,390
Short-term investments
Investment companies	1,100,000	0	0	1,100,000
U.S. Treasury securities	0	7,099,983	0	7,099,983

	$479,947,000	$141,830,373	$0	$621,777,373

As of August 31, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$1,142,763	$0	$0	$1,142,763

+	Futures contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2013, the Portfolio owns the following percentages of the Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	4%
Wells Fargo Advantage Emerging Growth Portfolio	1
Wells Fargo Advantage International Growth Portfolio	5
Wells Fargo Advantage Small Company Value Portfolio	3

A summary of the Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	136,827	4,628	4,115	137,340	$2,834,699
Wells Faro Advantage Endeavor Select Fund	292,123	586	22,175	270,534	3,468,244
Wells Fargo Advantage Government Securities Fund	11,264,243	116,945	552,133	10,829,055	116,520,633
Wells Fargo Advantage Large Cap Growth Fund	97,134	293	9,837	87,590	3,471,211
Wells Fargo Advantage Short Duration Government Bond Fund	18,196,348	183,098	1,073,180	17,306,266	174,793,287
Wells Fargo Advantage Small Cap Value Fund	175,119	1,601	15,708	161,012	5,675,679

					$306,763,753

Derivative transactions

As of August 31, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized gains (losses)
9-19-2013	97 Long	S&P 500 Index	$39,559,025	$662,244
9-20-2013	211 Short	MSCI EAFE Index	17,847,435	(64,783)
9-20-2013	80 Short	MSCI Emerging Markets Index	3,669,200	79,244
9-20-2013	177 Long	Russell 2000 Index	17,878,770	780,035
12-19-2013	15 Long	10-Year U.S. Treasury Notes	1,864,219	5,702
12-19-2013	236 Short	30-Year U.S. Treasury Bonds	31,129,875	(319,679)

Wells Fargo Advantage WealthBuilder Equity Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name			Shares	Value
Investment Companies : 99.82%
Affiliated Master Portfolios : 16.05%
Wells Fargo Advantage Emerging Growth Portfolio				$6,353,566
Wells Fargo Advantage International Growth Portfolio				7,299,712
Wells Fargo Advantage Small Company Value Portfolio				6,056,598
				19,709,876

International Equity Funds : 23.86%
DFA International Small Cap Value Portfolio			138,467	2,443,949
Dodge & Cox International Stock Fund			96,785	3,634,273
Oppenheimer Developing Markets Fund			90,374	3,038,357
T. Rowe Price International Discovery Fund			48,785	2,444,632
Templeton Institutional Foreign Equity Fund			177,303	3,686,131
Thornburg International Value Fund			379,892	11,009,268
Wells Fargo Advantage Emerging Markets Equity Fund (l)			147,034	3,034,776
				29,291,386

U.S. Equity Funds : 59.91%
American Century Growth Fund			250,709	7,681,715
Eaton Vance Large Cap Value Fund			341,697	7,595,920
Invesco Growth And Income Fund			305,777	7,635,249
MFS Value Fund			509,217	15,256,137
Royce Pennsylvania Mutual Fund			459,300	6,108,686
T. Rowe Price Blue Chip Growth Fund			201,144	10,813,526
Wells Fargo Advantage Endeavor Select Fund †(l)			480,925	6,165,455
Wells Fargo Advantage Large Cap Growth Fund (l)			156,124	6,187,176
Wells Fargo Advantage Small Cap Value Fund (l)			173,428	6,113,330
				73,557,194

Total Investment Companies (Cost $95,005,263)				122,558,456

Short-Term Investments : 0.30%

		Yield
Investment Companies : 0.30%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.09%	371,291	371,291

Total Short-Term Investments (Cost $371,291)				371,291

Total investments in securities (Cost $95,376,554)*	100.12%			122,929,747
Other assets and liabilities, net	(0.12)			(150,889)

Total net assets	100.00%			$122,778,858

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $96,000,283 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,254,990
Gross unrealized depreciation	(1,325,526)

Net unrealized appreciation	$26,929,464

1

Wells Fargo Advantage WealthBuilder Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$102,848,580	$19,709,876	$0	$122,558,456
Short-term investments
Investment companies	371,291	0	0	371,291

	$103,219,871	$19,709,876	$0	$122,929,747

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2013, the Portfolio owns the following percentages of the Master Portfolios:

Percentage
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	5%
Wells Fargo Advantage Small Company Value Portfolio	3%

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	134,054	12,980	0	147,034	$3,034,776
Wells Fargo Advantage Endeavor Select Fund	479,079	5,054	3,208	480,925	6,165,455
Wells Fargo Advantage Large Cap Growth Fund	159,368	293	3,537	156,124	6,187,176
Wells Fargo Advantage Small Cap Value Fund	172,775	4,375	3,722	173,428	6,113,330

					$21,500,737

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Shares	Value
Investment Companies : 96.69%
Affiliated Master Portfolios : 18.09%
Wells Fargo Advantage Core Bond Portfolio			$21,369,310
Wells Fargo Advantage Emerging Growth Portfolio			12,334,827
Wells Fargo Advantage International Growth Portfolio			12,015,382
Wells Fargo Advantage Small Company Value Portfolio			14,450,457
			60,169,976

Alternative Investment Funds : 5.30%
AQR Managed Futures Strategy Fund		158,800	1,607,061
ING Global Real Estate Fund		332,641	5,771,318
PIMCO CommodityRealReturn Strategy Fund		1,493,367	8,631,662
The Arbitrage Fund		126,501	1,619,217
			17,629,258

International Equity Funds : 17.48%
DFA International Small Cap Value Portfolio		272,521	4,809,994
Dodge & Cox International Stock Fund		192,728	7,236,946
Oppenheimer Developing Markets Fund		182,418	6,132,883
T. Rowe Price International Discovery Fund		96,732	4,847,265
Templeton Institutional Foreign Equity Fund		348,230	7,239,702
Thornburg International Value Fund		750,461	21,748,363
Wells Fargo Advantage Emerging Markets Equity Fund (l)		296,710	6,124,093
			58,139,246

International Fixed Income Funds : 2.76%
Oppenheimer International Bond Fund		1,538,776	9,171,106
			9,171,106

U.S. Equity Funds : 43.86%
American Century Growth Fund		298,692	9,151,917
Eaton Vance Large Cap Value Fund		955,709	21,245,415
Invesco Growth And Income Fund		851,215	21,254,840
MFS Value Fund		1,420,283	42,551,666
Royce Pennsylvania Mutual Fund		907,775	12,073,406
T. Rowe Price Blue Chip Growth Fund		238,902	12,843,363
Wells Fargo Advantage Endeavor Select Fund †(l)		572,735	7,342,469
Wells Fargo Advantage Large Cap Growth Fund (l)		185,402	7,347,473
Wells Fargo Advantage Small Cap Value Fund (l)		341,288	12,030,420
			145,840,969

U.S. Fixed Income Funds : 9.20%
PIMCO High Yield Fund		977,220	9,215,186
Wells Fargo Advantage Government Securities Fund (l)		1,987,215	21,382,437
			30,597,623

Total Investment Companies (Cost $279,368,225)			321,548,178

Short-Term Investments : 3.78%

	Yield
Investment Companies : 0.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.09%	1,264,023	1,264,023

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 3.40%
U.S. Treasury Bill #(z)		0.01%	9-5-2013	11,300,000	$11,299,971

Total Short-Term Investments (Cost $12,563,994)					12,563,994

Total investments in securities (Cost $291,932,219)*	100.47%				334,112,172
Other assets and liabilities, net	(0.47)				(1,563,959)

Total net assets	100.00%				$332,548,213

†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $300,531,801 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$46,943,997
Gross unrealized depreciation	(13,363,626)

Net unrealized appreciation	$33,580,371

2

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (“the Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio may be subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$261,378,202	$60,169,976	$0	$321,548,178
Short-term investments
Investment companies	1,264,023	0	0	1,264,023
U.S. Treasury securities	0	11,299,971	0	11,299,971

	$262,642,225	$71,469,947	$0	$334,112,172

1

As of August 31, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,240,015	$0	$0	$2,240,015

+	Futures contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2013, the Portfolio owns the following percentages of the Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	1%
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	9%
Wells Fargo Advantage Small Company Value Portfolio	7%

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2013, were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	266,167	37,305	6,762	296,710	$6,124,093
Wells Fargo Advantage Endeavor Select Fund	560,264	15,273	2,802	572,735	7,342,469
Wells Fargo Advantage Government Securities Fund	1,906,485	291,542	210,812	1,987,215	21,382,437
Wells Fargo Advantage Large Cap Growth Fund	185,859	2,896	3,353	185,402	7,347,473
Wells Fargo Advantage Small Cap Value Fund	339,505	14,915	13,132	341,288	12,030,420

					$54,226,892

Derivative transactions

As of August 31, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized gains (losses)
9-19-2013	167 Long	S&P 500 Index	$68,106,775	$1,090,750
9-20-2013	454 Short	MSCI EAFE Index	38,401,590	(124,379)
9-20-2013	170 Short	MSCI Emerging Markets Index	7,797,050	156,327
9-20-2013	372 Long	Russell 2000 Index	37,575,720	1,631,507
12-19-2013	5 Long	10-Year U.S. Treasury Notes	621,406	1,901
12-19-2013	381 Short	30-Year U.S. Treasury Bonds	50,256,281	(516,091)

2

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Shares	Value
Investment Companies : 96.94%
Affiliated Master Portfolios : 20.53%
Wells Fargo Advantage Core Bond Portfolio			$88,363,335
Wells Fargo Advantage Emerging Growth Portfolio			24,125,604
Wells Fargo Advantage International Growth Portfolio			28,217,310
Wells Fargo Advantage Small Company Value Portfolio			23,495,438
			164,201,687

Alternative Investment Funds : 5.37%
AQR Managed Futures Strategy Fund		383,537	3,881,399
ING Global Real Estate Fund		802,672	13,926,366
PIMCO CommodityRealReturn Strategy Fund		3,669,824	21,211,585
The Arbitrage Fund		306,376	3,921,614
			42,940,964

International Equity Funds : 14.21%
DFA International Small Cap Value Portfolio		532,093	9,391,440
Dodge & Cox International Stock Fund		376,260	14,128,574
Oppenheimer Developing Markets Fund		356,537	11,986,786
T. Rowe Price International Discovery Fund		189,063	9,473,923
Templeton Institutional Foreign Equity Fund		680,320	14,143,860
Thornburg International Value Fund		1,466,418	42,496,783
Wells Fargo Advantage Emerging Markets Equity Fund (l)		580,099	11,973,238
			113,594,604

International Fixed Income Funds : 4.61%
Oppenheimer International Bond Fund		6,189,219	36,887,747
			36,887,747

U.S. Equity Funds : 35.63%
American Century Growth Fund		583,321	17,872,945
Eaton Vance Large Cap Value Fund		1,866,378	41,489,589
Invesco Growth And Income Fund		1,663,929	41,548,298
MFS Value Fund		2,775,797	83,162,866
Royce Pennsylvania Mutual Fund		1,772,444	23,573,510
T. Rowe Price Blue Chip Growth Fund		466,387	25,072,955
Wells Fargo Advantage Endeavor Select Fund †(l)		1,118,275	14,336,282
Wells Fargo Advantage Large Cap Growth Fund (l)		362,237	14,355,457
Wells Fargo Advantage Small Cap Value Fund (l)		667,282	23,521,684
			284,933,586

U.S. Fixed Income Funds : 16.59%
PIMCO High Yield Fund		3,930,551	37,065,098
Wells Fargo Advantage Government Securities Fund (l)		8,884,557	95,597,836
			132,662,934

Total Investment Companies (Cost $686,282,817)			775,221,522

	Yield
Short-Term Investments : 3.27%
Investment Companies : 0.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.09%	2,652,130	2,652,130

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 2.94%
U.S. Treasury Bill #(z)		0.01%	9-5-2013	$23,500,000	$23,499,941

Total Short-Term Investments (Cost $26,152,071)					26,152,071

Total investments in securities (Cost $712,434,888)*	100.21%				801,373,593
Other assets and liabilities, net	(0.21)				(1,718,572)

Total net assets	100.00%				$799,655,021

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $735,660,738 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$99,273,184
Gross unrealized depreciation	(33,560,329)

Net unrealized appreciation	$65,712,855

2

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Futures contracts

The Portfolio may be subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investment in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$611,019,835	$164,201,687	$0	$775,221,522
Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	0	23,499,941	0	23,499,941

	$613,671,965	$187,701,628	$0	$801,373,593

As of August 31, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$4,516,048	$0	$0	$4,516,048

+	Futures contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2013, the Portfolio owns the following percentages of the Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	3%
Wells Fargo Advantage Emerging Growth Portfolio	2
Wells Fargo Advantage International Growth Portfolio	20
Wells Fargo Advantage Small Company Value Portfolio	11

A summary of the Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	521,516	62,345	3,762	580,099	$11,973,238
Wells Fargo Advantage Endeavor Select Fund	1,105,911	16,165	3,801	1,118,275	14,336,282
Wells Fargo Advantage Government Securities Fund	8,613,562	942,744	671,749	8,884,557	95,597,836
Wells Fargo Advantage Large Cap Growth Fund	367,912	2,481	8,156	362,237	14,355,457
Wells Fargo Advantage Small Cap Value Fund	666,693	15,650	15,061	667,282	23,521,684

					$159,784,497

Derivative transactions

As of August 31, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized gains (losses)
9-19-2013	382 Long	S&P 500 Index	$155,789,150	$2,552,096
9-20-2013	887 Short	MSCI EAFE Index	75,026,895	(296,127)
9-20-2013	333 Short	MSCI Emerging Markets Index	15,273,045	282,647
9-20-2013	728 Long	Russell 2000 Index	73,535,280	3,203,781
12-19-2013	21 Long	10-Year U.S. Treasury Notes	2,609,906	7,983
12-19-2013	913 Short	30-Year U.S. Treasury Bonds	120,430,406	(1,234,332)

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name		Shares	Value
Investment Companies : 97.99%
Affiliated Master Portfolios : 19.88%
Wells Fargo Advantage Core Bond Portfolio			$110,800,072
Wells Fargo Advantage Emerging Growth Portfolio			15,071,622
Wells Fargo Advantage International Growth Portfolio			14,501,721
Wells Fargo Advantage Small Company Value Portfolio			17,382,078
			157,755,493

Alternative Investment Funds : 5.27%
AQR Managed Futures Strategy Fund		379,993	3,845,529
ING Global Real Estate Fund		784,240	13,606,571
PIMCO CommodityRealReturn Strategy Fund		3,551,254	20,526,250
The Arbitrage Fund		302,867	3,876,703
			41,855,053

International Equity Funds : 8.78%
DFA International Small Cap Value Portfolio		328,166	5,792,122
Dodge & Cox International Stock Fund		231,428	8,690,132
Oppenheimer Developing Markets Fund		216,693	7,285,210
T. Rowe Price International Discovery Fund		116,261	5,825,814
Templeton Institutional Foreign Equity Fund		419,384	8,718,984
Thornburg International Value Fund		902,908	26,166,283
Wells Fargo Advantage Emerging Markets Equity Fund (l)		350,698	7,238,407
			69,716,952

International Fixed Income Funds : 4.64%
Oppenheimer International Bond Fund		6,171,579	36,782,612
			36,782,612

U.S. Equity Funds : 22.17%
American Century Growth Fund		361,131	11,065,051
Eaton Vance Large Cap Value Fund		1,152,801	25,626,775
Invesco Growth And Income Fund		1,028,013	25,669,497
MFS Value Fund		1,710,330	51,241,481
Royce Pennsylvania Mutual Fund		1,097,224	14,593,077
T. Rowe Price Blue Chip Growth Fund		288,934	15,533,071
Wells Fargo Advantage Endeavor Select Fund †(l)		692,273	8,874,940
Wells Fargo Advantage Large Cap Growth Fund (l)		224,137	8,882,541
Wells Fargo Advantage Small Cap Value Fund (l)		412,040	14,524,405
			176,010,838

U.S. Fixed Income Funds : 37.25%
PIMCO High Yield Fund		3,938,673	37,141,682
Wells Fargo Advantage Government Securities Fund (l)		10,303,963	110,870,639
Wells Fargo Advantage Short Duration Government Bond Fund (l)		14,623,539	147,697,748
			295,710,069

Total Investment Companies (Cost $729,896,699)			777,831,017

Short-Term Investments : 2.26%

	Yield
Investment Companies : 0.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.09%	1,768,431	1,768,431

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 2.04%
U.S. Treasury Bill #(z)		0.01%	9-5-2013	16,200,000	$16,199,959

Total Short-Term Investments (Cost $17,968,390)					17,968,390

Total investments in securities (Cost $747,865,089)*	100.25%				795,799,407
Other assets and liabilities, net	(0.25)				(1,965,689)

Total net assets	100.00%				$793,833,718

†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $757,545,523 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$61,389,688
Gross unrealized depreciation	(23,135,804)

Net unrealized appreciation	$38,253,884

2

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (“the Portfolio”)

Notes to Portfolio of investments – August 31, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. Investments in registered open-end investment companies are valued at net asset value.

Investments in registered open-end investment companies are valued at net asset value

Futures contracts

The Portfolio may be subject to interest rate risk, equity price risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$620,075,524	$157,755,493	$0	$777,831,017
Short-term investments
Investment companies	1,768,431	0	0	1,768,431
U.S. Treasury securities	0	16,199,959	0	16,199,959

	$621,843,955	$173,955,452	$0	$795,799,407

1

As of August 31, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,908,209	$0	$0	$2,908,209

+	Futures contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2013, the Portfolio owns the following percentages of the Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	4%
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	10%
Wells Fargo Advantage Small Company Value Portfolio	8%

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2013, were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	325,432	25,266	0	350,698	$7,238,407
Wells Fargo Advantage Endeavor Select Fund	710,464	0	18,191	692,273	8,874,940
Wells Fargo Advantage Government Securities Fund	10,103,361	439,791	239,189	10,303,963	110,870,639
Wells Fargo Advantage Large Cap Growth Fund	235,988	0	11,851	224,137	8,882,541
Wells Fargo Advantage Short Duration Government Bond Fund	14,534,560	665,557	576,578	14,623,539	147,697,748
Wells Fargo Advantage Small Cap Value Fund	424,834	1,950	14,744	412,040	14,524,405

					$298,088,680

Derivative transactions

As of August 31, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized gains (losses)
9-19-2013	248 Long	S&P 500 Index	$101,140,600	$1,686,152
9-20-2013	544 Short	MSCI EAFE Index	46,014,240	(163,403)
9-20-2013	205 Short	MSCI Emerging Markets Index	9,402,325	203,567
9-20-2013	452 Long	Russell 2000 Index	45,656,520	1,991,955
12-19-2013	26 Long	10-Year U.S. Treasury Notes	3,231,313	9,453
12-19-2013	605 Short	30-Year U.S. Treasury Bonds	79,803,281	(819,515)

2

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio	Portfolio of investments — August 31, 2013 (unaudited)

Security name				Shares	Value
Investment Companies : 96.41%
Affiliated Master Portfolios : 15.41%
Wells Fargo Advantage Emerging Growth Portfolio					$18,018,970
Wells Fargo Advantage International Growth Portfolio					21,080,310
Wells Fargo Advantage Small Company Value Portfolio					17,576,243
					56,675,523

International Equity Funds : 23.03%
DFA International Small Cap Value Portfolio				397,156	7,009,797
Dodge & Cox International Stock Fund				280,572	10,535,469
Oppenheimer Developing Markets Fund				265,142	8,914,076
T. Rowe Price International Discovery Fund				140,911	7,061,040
Templeton Institutional Foreign Equity Fund				508,019	10,561,721
Thornburg International Value Fund				1,092,971	31,674,295
Wells Fargo Advantage Emerging Markets Equity Fund (l)				433,120	8,939,587
					84,695,985

U.S. Equity Funds : 57.97%
American Century Growth Fund				436,556	13,376,071
Eaton Vance Large Cap Value Fund				1,396,883	31,052,716
Invesco Growth And Income Fund				1,244,281	31,069,704
MFS Value Fund				2,074,371	62,148,169
Royce Pennsylvania Mutual Fund				1,328,357	17,667,150
T. Rowe Price Blue Chip Growth Fund				349,616	18,795,369
Wells Fargo Advantage Endeavor Select Fund †(l)				838,495	10,749,510
Wells Fargo Advantage Large Cap Growth Fund (l)				270,839	10,733,363
Wells Fargo Advantage Small Cap Value Fund (l)				500,162	17,630,717
					213,222,769

Total Investment Companies (Cost $287,399,002)					354,594,277

Short-Term Investments : 3.89%

		Yield
Investment Companies : 0.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.09%		2,000,000	2,000,000

			Maturity date	Principal
U.S. Treasury Securities : 3.35%
U.S. Treasury Bill #(z)		0.02	9-5-2013	$12,300,000	12,299,967

Total Short-Term Investments (Cost $14,299,969)					14,299,967

Total investments in securities (Cost $301,698,971)*	100.30%				368,894,244
Other assets and liabilities, net	(0.30)				(1,095,909)

Total net assets	100.00%				$367,798,335

(l)	Investment in an affiliate
†	Non-income-earning security
(u)	Rate shown is the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

1

Portfolio of investments — August 31, 2013 (unaudited)	Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio

*	Cost for federal income tax purposes is $307,385,721 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$67,643,592
Gross unrealized depreciation	(6,135,069)

Net unrealized appreciation	$61,508,523

2

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments –August 31, 2013 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Futures contracts

The Portfolio may be subject to equity price risk and foreign currency exchange contract risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$297,918,754	$56,675,523	$0	$354,594,277
Short-term investments
Investment companies	2,000,000	0	0	2,000,000
U.S. Treasury securities	0	12,299,967	0	12,299,967

	$299,918,754	$68,975,490	$0	$368,894,244

As of August 31, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$2,949,466	$0	$0	$2,949,466

+	Futures contracts are presented at the unrealized gains on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2013, the Portfolio owns the following percentages of the Master Portfolios:

Percentage
Wells Fargo Advantage Emerging Growth Portfolio	2%
Wells Fargo Advantage International Growth Portfolio	15%
Wells Fargo Advantage Small Company Value Portfolio	9%

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2013 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	400,441	47,244	14,565	433,120	$8,939,587
Wells Fargo Advantage Endeavor Select Fund	846,684	16,599	24,788	838,495	10,749,510
Wells Fargo Advantage Large Cap Growth Fund	281,090	3,240	13,491	270,839	10,733,363
Wells Fargo Advantage Small Cap Value Fund	510,204	16,789	26,831	500,162	17,630,717

					$48,053,177

Derivative transactions

As of August 31, 2013, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2013, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2013	Unrealized gains (losses)
9-19-2013	62 Long	S&P 500 Index	$25,285,150	$423,290
9-20-2013	679 Short	MSCI EAFE Index	57,433,215	(202,803)
9-20-2013	255 Short	MSCI Emerging Markets Index	11,695,575	225,814
9-20-2013	568 Long	Russell 2000 Index	57,373,680	2,503,165

As of August 31, 2013, the Fund had segregated $2,000,000 as cash collateral for open futures contracts.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 28, 2013

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date: October 28, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: October 28, 2013